Consolidated Statement of Financial Position - CNY (¥) ¥ in Millions		Dec. 31, 2020	Dec. 31, 2019
ASSETS
Property, plant and equipment		¥ 52,747	¥ 51,758
Right-of-use assets		3,076	3,520
Investment properties		14,217	12,141
Investments in associates and joint ventures		239,584	222,983
Held-to-maturity securities	[1]	1,189,369	928,751
Loans	[2]	658,535	608,920
Term deposits		545,667	535,260
Statutory deposits - restricted		6,333	6,333
Available-for-sale securities		1,215,603	1,058,957
Securities at fair value through profit or loss		161,570	141,608
Derivative financial assets			428
Securities purchased under agreements to resell		7,947	4,467
Accrued investment income		45,200	41,703
Premiums receivable		20,730	17,281
Reinsurance assets		6,095	5,161
Other assets		29,021	34,029
Deferred tax assets		87	128
Cash and cash equivalents		56,629	53,306
Total assets		4,252,410	3,726,734
Liabilities
Insurance contracts		2,973,225	2,552,736
Investment contracts		288,212	267,804
Policyholder dividends payable		122,510	112,593
Interest-bearing loans and borrowings		19,556	20,045
Lease liabilities		2,664	3,091
Bonds payable		34,992	34,990
Financial liabilities at fair value through profit or loss		3,732	3,859
Securities sold under agreements to repurchase		122,249	118,088
Annuity and other insurance balances payable		55,031	51,019
Premiums received in advance		53,021	60,898
Other liabilities		104,426	81,114
Deferred tax liabilities		15,286	10,330
Current income tax liabilities		191	223
Statutory insurance fund		384	602
Total liabilities		3,795,479	3,317,392
Equity
Share capital		28,265	28,265
Other equity instruments			7,791
Reserves		237,890	197,221
Retained earnings		183,896	170,487
Attributable to equity holders of the Company		450,051	403,764
Non-controlling interests		6,880	5,578
Total equity		456,931	409,342
Total liabilities and equity		¥ 4,252,410	¥ 3,726,734

[1]	The fair value of held-to-maturity securities is determined by reference with other debt securities which are measured by fair value. Please refer to Note 4.4.
[2]	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1.